Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory
Schedule of inventory

	As of
	June 30, 2016	December 31, 2015
	(In thousands)
Finished goods	$381,328	$304,812
Work-in-process and service repairs	83,073	74,768
Raw materials	10,753	10,673
Total inventory	$475,154	$390,253

	As of December 31,
	2015	2014
	(In thousands)
Finished goods	$194,775	$252,101
Raw materials	120,710	159,095
Work-in-process	74,768	82,350
Total inventory	$390,253	$493,546